SCHEDULE OF WARRANT MODIFICATION (Details)	Sep. 30, 2024 shares	Aug. 31, 2024	Jun. 25, 2024 shares	Dec. 31, 2023 shares	Apr. 05, 2023 shares	Aug. 23, 2022 shares
Remaining contractual term		5 years
Warrant [Member]
Common stock issuable under the warrants				1,125,000	1,125,000
Warrant [Member] | Original Terms [Member]
Common stock issuable under the warrants						1,215,000
Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input				105.4	106.0
Warrant [Member] | Measurement Input, Price Volatility [Member] | Original Terms [Member]
Warrants measurement input						103.7
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input				3.84	3.36
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Original Terms [Member] | Minimum [Member]
Warrants measurement input						3.17
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Original Terms [Member] | Maximum [Member]
Warrants measurement input						3.36
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input				0	0
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member] | Original Terms [Member]
Warrants measurement input						0
Warrant [Member] | Measurement Input, Expected Term [Member]
Remaining contractual term				4 years 3 months 18 days	5 years
Warrant [Member] | Measurement Input, Expected Term [Member] | Original Terms [Member] | Minimum [Member]
Remaining contractual term						3 years 4 months 24 days
Warrant [Member] | Measurement Input, Expected Term [Member] | Original Terms [Member] | Maximum [Member]
Remaining contractual term						4 years 1 month 6 days
Warrant [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Warrants measurement input				5.50	5.50
Warrant [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Warrants measurement input				7.50	7.50
Warrant [Member] | Measurement Input, Exercise Price [Member] | Original Terms [Member]
Warrants measurement input						65.00
2023 Purchase Warrants [Member]
Common stock issuable under the warrants	1,125,000				1,125,000
2023 Purchase Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	106.6				106.0
2023 Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	3.58				3.36
2023 Purchase Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0				0
2023 Purchase Warrants [Member] | Measurement Input, Expected Term [Member]
Remaining contractual term	3 years 6 months				5 years
2023 Purchase Warrants [Member] | Measurement Input, Exercise Price [Member] | Minimum [Member]
Warrants measurement input	5.50				5.50
2023 Purchase Warrants [Member] | Measurement Input, Exercise Price [Member] | Maximum [Member]
Warrants measurement input	7.50				7.50
2024 Purchase Warrants [Member]
Common stock issuable under the warrants	1,195,219		1,768,227
2024 Purchase Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants measurement input	106.6
2024 Purchase Warrants [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants measurement input			72.1
2024 Purchase Warrants [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants measurement input			101.1
2024 Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants measurement input	3.58
2024 Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants measurement input			4.25
2024 Purchase Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants measurement input			5.46
2024 Purchase Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0		0
2024 Purchase Warrants [Member] | Measurement Input, Expected Term [Member]
Remaining contractual term	4 years 8 months 12 days
2024 Purchase Warrants [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Remaining contractual term			1 month 6 days
2024 Purchase Warrants [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Remaining contractual term			5 years
2024 Purchase Warrants [Member] | Measurement Input, Exercise Price [Member]
Warrants measurement input	2.51		2.51